Financial result (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Financial result
Interest expense	€ (417)	€ (1,086)	€ (1,020)	€ (962)
Interest expense on lease liability	(50)		(145)
Interest expense on lease liability (2018: Finance lease obligations)		(20)		(79)
Long-term debt	(250)	(238)	(745)	(705)
Expense from revaluation of derivative financial instruments	(106)	(805)	(87)	(89)
Other	(11)	(23)	(43)	(89)
Interest income	47	44	126	60
Payout of bond funds	44	34	115	48
Other	3	10	11	12
Financial result	€ (370)	€ (1,042)	€ (894)	€ (902)